Acquisitions - Additional Information (Detail) - JPY (¥) ¥ in Millions			6 Months Ended
	Sep. 30, 2019	Apr. 01, 2019	Sep. 30, 2019
Daiwa SB Investments Ltd [member]
Disclosure of detailed information about business combination [Line Items]
Equity interest acquired		50.12%
Gain recognized as a result of remeasuring previously held interest to fair value			¥ 21,998
Cash and cash equivalents transferred as a result of the acquisitions			¥ 197
Percentage of equity interest in associate	50.12%	48.96%
Sumitomo mitsui asset management company, limited [member]
Disclosure of detailed information about business combination [Line Items]
Percentage of equity interest in subsidiary		51.19%
Percentage of equity interest in associate	50.12%